Shareholder Report, Average Annual Return (Details)	12 Months Ended	40 Months Ended		41 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	[1],[2],[3]	Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2024
Pioneer Global Sustainable Growth Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	29.36%			7.10%	[1]
Pioneer Global Sustainable Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	27.05%			6.00%	[2]
Pioneer Global Sustainable Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	21.59%			4.98%	[3]
Pioneer Global Sustainable Value Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	29.73%			9.58%	[1]
Pioneer Global Sustainable Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	27.42%			8.48%	[2]
Pioneer Global Sustainable Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	21.81%			7.38%	[3]
Pioneer Intrinsic Value Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	26.06%			8.35%	[1]
Pioneer Intrinsic Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	23.63%			7.21%	[2]
Pioneer Intrinsic Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	18.37%			6.18%	[3]
Pioneer Strategic Income Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	15.72%					2.78%	3.25%
Pioneer Strategic Income Fund - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	14.90%					2.09%	2.57%
Pioneer Strategic Income Fund - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K
Average Annual Return, Percent	15.82%					2.85%	3.35%
Pioneer Strategic Income Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	13.46%					1.73%	2.21%
Pioneer Strategic Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	9.99%					1.48%	2.41%
Without Sales Load [Member] | Pioneer Global Sustainable Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	28.05%			6.00%	[2]
Without Sales Load [Member] | Pioneer Global Sustainable Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	29.00%			6.82%	[3]
Without Sales Load [Member] | Pioneer Global Sustainable Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	28.42%			8.48%	[2]
Without Sales Load [Member] | Pioneer Global Sustainable Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	29.29%			9.27%	[3]
Without Sales Load [Member] | Pioneer Intrinsic Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	24.63%			7.21%	[2]
Without Sales Load [Member] | Pioneer Intrinsic Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	25.56%			8.05%	[3]
Without Sales Load [Member] | Pioneer Strategic Income Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	14.46%					1.73%	2.21%
Without Sales Load [Member] | Pioneer Strategic Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	15.18%					2.41%	2.89%
MSCI All Country World NR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World NR Index
Average Annual Return, Percent	31.76%	7.27%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	36.35%	11.20%
Bloomberg U.S. Aggregate Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	11.57%					0.33%	1.84%
Bloomberg U.S. Universal Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Total Return Index
Average Annual Return, Percent	12.08%					0.70%	2.15%
MSCI All Country World Growth NR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Growth NR Index
Average Annual Return, Percent	36.45%	7.44%
MSCI All Country World Value NR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Value NR Index
Average Annual Return, Percent	26.89%	6.65%
Russell 1000 Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return Index
Average Annual Return, Percent	27.76%	7.17%

[1]	Performance of Class Y shares of the Fund shown in the graph and table above is from the inception of Class Y shares on 5/10/21 through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/24.
[2]	Performance of Class C shares of the Fund shown in the graph and table above is from the inception of Class C shares on 5/10/21 through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/24.
[3]	Performance of Class A shares of the Fund shown in the graph and table above is from the inception of Class A shares on 5/10/21 through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/24.